Share-based Compensation - Summary of share option activity (Detail)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Share-based compensation
Number of options, Exercised	(1,652,188)	(1,652,188)
Aggregated intrinsic value, Exercised	¥ 4,685,077	$ 669,957	¥ 3,938,396	¥ 3,056,001
2016 Plan
Share-based compensation
Number of options, Beginning balance	8,920,035	8,920,035	9,174,361
Number of options, Exercised	(164,628)	(164,628)	(254,326)
Number of options, Ending balance	8,755,407	8,755,407	8,920,035	9,174,361
Number of options, Vested and Exercisable	8,755,407
Weighted average grant date fair value, Beginning balance | ¥ / shares	¥ 33.17		¥ 17.44
Weighted average grant date fair value, Exercised | ¥ / shares	26.91		28.02
Weighted average grant date fair value, Ending balance | ¥ / shares	32.67		¥ 33.17	¥ 17.44
Weighted average grant date fair value, Vested and Exercisable | ¥ / shares	¥ 32.67
Weighted average remaining contractual term, Outstanding	2 years 4 months 2 days	2 years 4 months 2 days	3 years 5 months 1 day	4 years 3 months 25 days
Weighted average remaining contractual term, Exercised			2 years 11 months 4 days
Weighted average remaining contractual term, Vested and Exercisable	2 years 4 months 2 days	2 years 4 months 2 days
Aggregated intrinsic value, Outstanding | ¥	¥ 217,351,278		¥ 183,603,721	¥ 132,873,059
Aggregated intrinsic value, Exercised | ¥	4,685,077		¥ 3,938,396
Aggregated intrinsic value, Vested and Exercisable | ¥	¥ 217,351,278